Future Policy Benefits and Claims - Expected Future Gross Premiums and Benefit Payments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement and Income Solutions | Pension risk transfer
Future Policy Benefits and Claims
Expected discounted future gross premiums	$ 38,337.8	$ 36,325.5	$ 33,691.4
Retirement and Income Solutions | Individual fixed income annuities
Future Policy Benefits and Claims
Expected undiscounted future gross premiums	7,085.4	7,292.0	7,716.6
Benefits and Protection | Specialty Benefits | Individual disability
Future Policy Benefits and Claims
Expected discounted future gross premiums	5,311.7	5,456.4	5,140.9
Expected undiscounted future gross premiums	8,323.3	8,264.8	7,978.7
Expected undiscounted future benefit payments	9,154.9	8,981.2	8,473.9
Benefits and Protection | Life Insurance | Term life
Future Policy Benefits and Claims
Expected discounted future gross premiums	6,229.2	6,385.1	6,104.6
Expected undiscounted future gross premiums	10,471.0	10,287.2	10,146.3
Expected undiscounted future benefit payments	8,017.8	7,832.3	7,202.5
Corporate | Long-term care insurance
Future Policy Benefits and Claims
Expected discounted future gross premiums	36.1	42.8	64.6
Expected undiscounted future gross premiums	52.1	60.3	96.5
Expected undiscounted future benefit payments	$ 364.1	$ 371.0	$ 483.4